Cost of revenues	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Cost of revenues

15. Cost of revenues

Amounts recorded as cost of revenues relate to direct expenses incurred in order to generate revenue, which consists primarily of cost of referral partners, service fee paid to third-party payment platforms, amortization and depreciation expenses, salary and welfare benefits, cloud service fees, tax and surcharges and others. These costs are charged to the unaudited interim condensed consolidated statements of operations and comprehensive loss as incurred. The following table presents the Group’s cost of revenue for the six months ended June 30, 2023 and 2024:

	For the six months ended June 30,
	2023	2024
	RMB	RMB
Cost of referral partners	1,482,767	1,519,027
Service fee paid to third-party payment platforms	65,237	49,617
Salary and welfare benefits	1,424	3,054
Amortization and depreciation	1,197	1,050
Cloud service fees	650	488
Tax and surcharges and others	704	1,049
Total	1,551,979	1,574,285